RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Sep. 30, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
15.
RELATED PARTY TRANSACTIONS AND BALANCES

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The following entities are considered to be related parties to the Group. The related parties mainly act as service providers and service recipients to the Group. The Group is not obligated to provide any type of financial support to these related parties.

Related Party	Relationship with the Group
Shanghai Laiguan Property Management Co., Ltd. (“Laiguan”) (i)	An entity controlled by certain shareholders of the Group
Shanghai Qingji Property Management Co., Ltd. (“Qingji”) (i)	An entity controlled by certain shareholders of the Group
Wangxiancai Limited	An entity controlled by the legal representative and executive director of one of the subsidiaries
Key Space (S) Pte Ltd (“Key Space”)	An entity controlled by certain shareholders of the Group
Mr. Qu Chengcai	Chief Executive Officer
Mr. Sun Zhichen	Chief Financial Officer

(i)
Laiguan and Qingji ceased to be a related party of the Group in January 2021.

The Group entered into the following transactions with its related parties:

For the years ended September 30, 2020, 2021 and 2022, services provided by the related parties were as follows:

	For the years ended September 30,
	2020	2021	2022
Labor outsourcing service expense to Laiguan	25,059	—	—
Labor outsourcing service expense to Qingji.	22,405	—	—
	47,464	—	—

As stated in Note 1, on October 26, 2021 and December 17, 2021, the Group transferred the equity interest in the Q&K Investment Consulting and Q&K HK, respectively, to Wangxiancai Limited for nominal consideration.

As stated in Note 9, for the years ended September 30, 2020, 2021 and 2022, the Group issued convertible notes in exchange for cash of $24,018 (RMB 163,565), $17,574 (RMB 113,236) and $2,813 (RMB 20,007), respectively, to Key Space.

Among the convertible notes issued in the year ended September 30, 2020, $7,133 and $16,885 are subject to interest rate of 15% per annum and 17% per annum, respectively. Among the convertible notes issued in the year ended September 30, 2021, $5,220 and $12,354 are subject to interest rate of 15% per annum and 17% per annum, respectively. Among the convertible notes issued in the year ended September 30, 2022, $835 and $1,978 are subject to interest rate of 15% per annum and 17% per annum, respectively. For the year ended September 30, 2020, 2021 and 2022, the Group accrued interest expenses of RMB 4,365, RMB 49,512 and RMB 13,094 on the convertible notes. On May 25, 2022, the Company issued ordinary shares to settle outstanding principal and unpaid interest.

As stated in Note 11, the Group issued 72 million and 43.18 million stock options to Mr. Qu and Mr. Sun, respectively. (See Note 11-Share based compensation)

As of September 30, 2021 and 2022, amounts due from related parties were RMB 201 and RMB nil, respectively, and details are as follows:

	As of September 30,
	2021	2022
Others	201	—
	201	—

As of September 30, 2021 and 2022, amounts due to related parties were RMB nil and RMB 4,831, respectively. The balance due to related parties represented borrowings from the related parties which were due within 12 months from borrowing. Details are as follows:

		As of September 30,
		2021	2022
Key Space	—	—	4,065
Others		—	766
		—	4,831